CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
CONSOLIDATED INCOME STATEMENT
Interest and similar income	£ 8,032	£ 8,145	£ 7,861
Interest and similar expense	(2,025)	(2,435)	(2,659)
Net interest income	6,007	5,710	5,202
Fee and commission income	1,372	1,447	1,518
Fee and commission expense	(674)	(712)	(670)
Net fee and commission income	698	735	848
Net trading income	1,522	5,974	5,843
Insurance premium income	4,815	3,831	4,099
Other operating income	1,238	712	1,283
Other income	8,273	11,252	12,073
Total income	14,280	16,962	17,275
Insurance claims	(4,709)	(7,602)	(7,976)
Total income, net of insurance claims	9,571	9,360	9,299
Regulatory provisions	(807)	(925)	(1,240)
Other operating expenses	(5,191)	(5,219)	(4,962)
Total operating expenses	(5,998)	(6,144)	(6,202)
Trading surplus	3,573	3,216	3,097
Impairment	(456)	(485)	(203)
Profit before tax	3,117	2,731	2,894
Tax expense	(850)	(823)	(905)
Profit (loss) for the period	2,267	1,908	1,989
Profit attributable to ordinary shareholders	2,025	1,653	1,739
Profit attributable to other equity holders	205	206	209
Profit attributable to equity holders	2,230	1,859	1,948
Profit attributable to non-controlling interests	£ 37	£ 49	£ 41
Basic earnings per share (in Pounds per share)	£ 0.029	£ 0.024	£ 0.025
Diluted earnings per share (in Pounds per share)	£ 0.029	£ 0.023	£ 0.025